Extinguishments of Debt	12 Months Ended
Dec. 31, 2012
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Extinguishments of Debt

(9) Extinguishments of Debt

During the year ended December 31, 2010, we repurchased outstanding indebtedness in the form of bank term debt for which we paid a fee of $3.4 million. The fee was recorded as loss on the extinguishment of debt.